INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Attributable to equity owners of the parent	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit	Foreign currency translation	Non- controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2018			1,749,127,404
Equity at beginning of period at Dec. 31, 2018	$ 2,779	$ 3,670	$ 2	$ 12,753	$ 743	$ (1,412)	$ (8,416)	$ (891)
Profit / (loss) for the period	605	565				565		40
Other comprehensive income / (loss)	22	75			0	1	74	(53)
Total comprehensive income / (loss) , net of tax	627	640			0	566	74	(13)
Dividends declared	(405)	(297)				(297)		(108)
Other	(7)	(10)			1	(11)	0	3
Number of shares outstanding at end of period (in shares) at Jun. 30, 2019			1,749,127,404
Equity at end of period at Jun. 30, 2019	2,990	4,000	$ 2	12,753	744	(1,157)	(8,342)	(1,010)
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2019			1,749,127,404
Equity at beginning of period at Mar. 31, 2019	3,035	3,933	$ 2	12,753	744	(1,217)	(8,349)	(898)
Profit / (loss) for the period	75	70				70		5
Other comprehensive income / (loss)	(34)	6			0	(1)	7	(40)
Total comprehensive income / (loss) , net of tax	41	76			0	69	7	(35)
Dividends declared	(84)							(84)
Other	(2)	(9)			0	(9)	0	7
Number of shares outstanding at end of period (in shares) at Jun. 30, 2019			1,749,127,404
Equity at end of period at Jun. 30, 2019	2,990	4,000	$ 2	12,753	744	(1,157)	(8,342)	(1,010)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2019			1,749,127,404
Equity at beginning of period at Dec. 31, 2019	2,220	1,226	$ 2	12,753	(1,887)	(1,330)	(8,312)	994
Profit / (loss) for the period	294	264				264		30
Other comprehensive income / (loss)	(490)	(414)			(4)	(1)	(409)	(76)
Total comprehensive income / (loss) , net of tax	(196)	(150)			(4)	263	(409)	(46)
Dividends declared	(321)	(262)				(262)		(59)
Other	(1)	(3)			(3)	26	(26)	2
Number of shares outstanding at end of period (in shares) at Jun. 30, 2020			1,749,127,404
Equity at end of period at Jun. 30, 2020	1,702	811	$ 2	12,753	(1,894)	(1,303)	(8,747)	891
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2020			1,749,127,404
Equity at beginning of period at Mar. 31, 2020	1,492	543	$ 2	12,753	(1,893)	(1,494)	(8,825)	949
Profit / (loss) for the period	175	156				156		19
Other comprehensive income / (loss)	94	103			0	(1)	104	(9)
Total comprehensive income / (loss) , net of tax	269	259			0	155	104	10
Dividends declared	(59)							(59)
Other	0	9			(1)	36	(26)	(9)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2020			1,749,127,404
Equity at end of period at Jun. 30, 2020	$ 1,702	$ 811	$ 2	$ 12,753	$ (1,894)	$ (1,303)	$ (8,747)	$ 891